OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
OTHER PAYABLES

16.	OTHER PAYABLES

The other obligations classified in current and non-current liabilities have the following composition:

				Consolidated
	Current		Non-current
	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Payables to related parties (note 23 b)	50,624	70,458	66,607	78,083
Derivative financial instruments (note 15 I)		8,722	101,822	97,535
Dividends and interest on capital (note 15 I)	1,206,870	946,133
Advances from customers (1)	2,140,783	1,100,772	947,896	1,725,838
Taxes in installments	51,999	45,331	152,420	160,247
Profit sharing - employees	223,885	150,341
Taxes payable			10,378	38,493
Provision for consumption and services	216,692	175,242
Third party materials in our possession	418,084	84,832
Trade payables - Drawee Risk and forfaiting (note 18)	4,439,967	623,861
Trade payables (note 18)			98,625	543,527
Lease Liabilities (note 17)	119,047	93,626	492,504	436,505
Other payables	36,703	58,321	77,912	65,108
	8,904,654	3,357,639	1,948,164	3,145,336

1.	Advances from customers: During 2019, the Company received in advance, through its subsidiary CSN Mineração, the total amount of US$746 million (R$2,907 million) related to supply contracts for approximately 33 million tons of iron ore signed with an important international player, the term for the execution of the contracted volumes is 5 years. On July 16, 2020, the Company concluded the contract for the additional supply of approximately 4 million tons of iron ore, and the amount received in advance, on August 28, 2020, was US$ 115 million (R$629 million). The term for the execution of the contract is 3 years.

Price adjustment overpayments made as a result of the provisional price charged when invoices were issued, subject to adjustments based on the Platts index for the period determined in the sales contract. With the recent fall of the Platts index, the subsidiary CSN Mineração recognized on December 31, 2021, the amount of R$1.1 billion in advance payments from customers.